REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
REVENUE AND COST OF SALES
Production costs	$ 32,872	$ 26,749
Write down of equipment	414	330
Depreciation and depletion	2,784	2,046
Total cost	$ 36,070	$ 29,125